Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (10,379,000)	$ (17,557,000)	$ (18,035,000)	$ (4,638,000)	$ (24,547,000)	$ (25,258,000)	$ (29,773,000)	$ (11,815,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation					556,000	38,000	96,000	30,000
Liability for minimum royalties					53,000	29,000	53,000	50,000
Interest and royalty expenses related to receivables financing facility (Note 7)							1,006,000
Stock-based compensation					633,000	2,334,000	2,612,000	1,254,000
Impairment of investment in affiliated company						2,823,000	2,718,000	1,345,000
Revaluation of investment in affiliated company to fair value						(1,623,000)	(1,623,000)
IPR&D acquired as part of asset acquisition (Note 4A3)							8,157,000
Expiration of call options to acquire potential acquiree			1,000,000			3,000,000	3,000,000
Impairment of intangible IPR&D, net of taxes						8,157,000
Share in losses of affiliated company					1,499,000		105,000	448,000
Modification of terms relating to straight loan transaction					88,000
Modification of terms relating to convertible bridge loans transactions						(3,495,000)
Expiration of right to obtain control over affiliated company (Note 4A)								1,173,000
Modification of terms relating to loans from shareholders (Note 10)								1,423,000
Modification of convertible bridge loans transactions (Note 11)							(3,375,000)
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions						415,000	55,000
Exchange differences relating to loans from shareholders						40,000	40,000	48,000
Change in fair value of convertible bridge loans (Note 11)							8,973,000	2,322,000	$ 8,973,000	$ 2,322,000
Amortization of discounts and accrued interest on convertible bridge loans					18,080,000	8,393,000	1,655,000
Amortization of discounts and accrued interest on straight loans					2,290,000		1,170,000	959,000
Direct and incremental issuance costs allocated to First Warrant related to convertible bridge loans transactions paid with Warrants (Note 11)								11,000
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities						499,000	487,000
Change in fair value of derivative warrants liability and fair value of warrants expired					(299,000)		927,000	500,000
Change in fair value of liability related to conversion feature of convertible bridge loans					(3,777,000)		(568,000)
Increase in trade receivables					(1,629,000)	(206,000)	537,000
Increase in inventories					(806,000)	(440,000)	(378,000)
Decrease (increase) in other current assets					704,000	48,000	(385,000)	24,000
Increase (decrease) in accounts payables					(961,000)	203,000	1,405,000	364,000
Decrease in deferred revenues					(857,000)		844,000
Increase (decrease) in other current liabilities					(326,000)	1,371,000	778,000	567,000
Net cash used in operating activities					(9,299,000)	(3,672,000)	(2,558,000)	(1,276,000)
Cash flows from investing activities:
Loans granted to affiliated company (Note 4A2)								(448,000)
Purchase of property and equipment					(965,000)	(346,000)	(2,030,000)	(1,000)
Restricted cash						5,000
Cash used in purchased of subsidiary consolidated for the first time					(1,176,000)
Purchase of intangible IPR&D						(450,000)	(450,000)
Investment in affiliated companies (Note 4B)							(911,000)
Investment in other companies					(1,024,000)	(560,000)	(225,000)
Net cash used in investing activities					(3,165,000)	(1,351,000)	(3,616,000)	(449,000)
Cash flows from financing activities:
Proceeds from straight loans, net					2,496,000	812,000	2,617,000
Repayment of Receivables financing facility					(1,249,000)		(2,317,000)
Repayment of straight loans					(1,329,000)
Repayment of convertible bridge loans					(2,165,000)
Proceeds from issuance of units consisting of straight loans and stock warrants (Note 8)							2,035,000	1,374,000
Proceeds from issuance of units consisting of convertible bridge loans, stock warrants and shares, net					13,687,000	3,087,000	2,390,000
Proceeds from issuance of units consisting of ordinary shares and stock warrants						30,000	30,000	295,000
Proceeds from issuance of ordinary shares through equity line					255,000	1,296,000	2,339,000
Net cash provided by financing activities					11,695,000	5,225,000	7,092,000	1,669,000
Change in cash, cash equivalents					(769,000)	202,000	918,000	(56,000)
Cash, cash equivalents at beginning of period		935,000		17,000	935,000	17,000	17,000
Cash, cash equivalents at end of period	$ 166,000		$ 219,000		166,000	219,000	935,000	17,000	935,000	17,000
Cash, cash equivalents and restricted cash at beginning of year		$ 935,000		$ 17,000	935,000	17,000	17,000	73,000	73,000
Cash, cash equivalents and restricted cash at end of year							935,000	17,000	$ 935,000	$ 17,000
Supplemental disclosure of non-cash activities:
Issuance of warrants as part of bridge loan transactions					4,157,000	948,000
Issuance of ordinary shares as consideration for unit consisting of investment in affiliated company and right to obtain control over affiliated company (Note 4A)								2,518,000
Issuance of stock warrants as part of convertible bridge loan received					(870,000)
Conversion of loans from shareholders into ordinary shares and stock warrant (Note 10)							350,000	350,000
Partial conversion of convertible bridge loans and liability related to conversion feature of convertible bridge loans into ordinary shares					(16,493,000)	(3,943,000)	4,677,000	336,000
Fair value of derivative warrants liability and convertible bridge loans classified into equity in connection with convertible bridge loans converted (Note 12)							651,000	60,000
Direct and incremental issuance costs related to convertible bridge loans transactions paid in Warrants (Note 11)								68,000
Commitment for issuance of fixed number of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions (Note 11)								162,000
Beneficial conversion feature upon modification of terms of convertible bridge loans (Note 11)								80,000
Issuance of ordinary shares as partial settlement of financial liability (Notes 15B10, 15B11 and 15B12)							530,000	13,000
Issuance of shares upon acquisition of an IPR&D						6,084,000	6,084,000
Issuance of shares for receiving an equity line						(315,000)
Issuance of shares or commitment to issue fixed number of shares for receiving convertible bridge loans						482,000
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction					792,000
Issuance of shares as settlement of financial liabilities						(450,000)
Classification of warrants from liability into equity upon partial conversion of convertible bridge loans into ordinary shares						(595,000)
Conversion of loan from shareholder into ordinary shares						40,000
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility granted (Note 7)							315,000
Issuance of ordinary shares as commitment shares in exchange for equity line granted (Note 15B14)							482,000
Investment in affiliated company by issuance shares and commitment for issued shares as contingent consideration and commitment for funding						$ (2,615,000)	2,657,000
Issuance of ordinary shares and stock warrants in exchange for convertible bridge loans granted (Note 11)							1,219,000
Cash used in purchased of subsidiary consolidated for the first time:
Working capital (excluding cash and cash equivalents)					(18,000)		(18,000)
Fixed assets					183,000		183,000
Long term assets					3,000		3,000
Net assets acquired					168,000		168,000
Goodwill acquired					7,761,000		7,761,000
Intangible assets acquired					1,500,000		1,500,000
Second cash installment payable					(1,250,000)		(1,250,000)
Consideration in convertible promissory note					(4,989,000)		(4,989,000)
Consideration in Shares					(1,699,000)		(1,699,000)
Deferred tax liability					(315,000)		(315,000)
Net cash used in purchase of subsidiary consolidated for the first time					$ 1,176,000		$ 1,176,000